UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-10337

Name of Fund: BlackRock New York Municipal Income Trust (BNY)

Fund Address: 100 Bellevue Parkway, Wilmington, DE 19809

Name and address of agent for service: Anne F. Ackerley, Chief Executive Officer, BlackRock New York Municipal Income Trust, 55 East 52nd Street, New York, NY 10055.

Registrant’s telephone number, including area code: (800) 882-0052, Option 4

Date of fiscal year end: 07/31/2010

Date of reporting period: 10/31/2009

Item 1 – Schedule of Investments

BlackRock New York Municipal Income Trust (BNY)

Schedule of Investments October 31, 2009 (Unaudited)	(Percentages shown are based on Net Assets)

	Municipal Bonds	Par (000)	Value

New York - 122.5%

Corporate - 17.8%	Essex County Industrial Development Agency, New York, RB, International Paper Co. Project, Series A, AMT, 6.63%, 9/01/32	$550	$558,563
	New York City Industrial Development Agency, RB, American Airlines, JFK International Airport, AMT, 7.63%, 8/01/25	3,200	3,076,448
	New York City Industrial Development Agency, RB, American Airlines, JFK International Airport, AMT, 7.75%, 8/01/31	4,000	3,861,080
	New York City Industrial Development Agency, RB, Liberty Interactive Corp., 5.00%, 9/01/35	2,000	1,363,820
	New York Liberty Development Corp., RB, Goldman Sachs Headquarters, 5.25%, 10/01/35	7,850	7,679,969
	Port Authority of New York & New Jersey, RB, Continental, Eastern Project, LaGuardia, AMT, 9.13%, 12/01/15	7,820	7,827,976
	Suffolk County Industrial Development Agency, New York, RB, Keyspan, Port Jefferson, AMT, 5.25%, 6/01/27	7,000	6,735,330

			31,103,186

County/City/Special District/School District - 22.4%	City of New York New York, GO, Series A-1, 4.75%, 8/15/25	750	771,127
	City of New York New York, GO, Series C, 5.38%, 3/15/12 (a)	6,000	6,621,360
	City of New York New York, GO, Series D, 5.38%, 6/01/12 (a)	2,200	2,447,082
	City of New York New York, GO, Series D, 5.38%, 6/01/32	4,000	4,085,360
	City of New York New York, GO, Sub-Series G-1, 6.25%, 12/15/31	500	573,735
	City of New York New York, GO, Sub-Series I-1, 5.38%, 4/01/36	1,750	1,873,375

Portfolio Abbreviations

To simplify the listings of the portfolio holdings in the Schedule of Investments, we have abbreviated the names of many of the securities according to the following list.

ACA	American Capital Access Corp.
AGC	Assured Guaranty Corp.
AMBAC	American Municipal Bond Assurance Corp.
AMT	Alternative Minimum Tax (subject to)
CAB	Capital Appreciation Bonds
CIFG	CDC IXIS Financial Guaranty
FHA	Federal Housing Administration
FSA	Financial Security Assurance Inc.
GO	General Obligation Bonds
HFA	Housing Finance Agency
MBIA	Municipal Bond Investors Assurance (National Public Finance Guaranty Corp.)
PILOT	Payment in Lieu of Taxes
RB	Revenue Bonds

BlackRock New York Municipal Income Trust (BNY)

Schedule of Investments October 31, 2009 (Unaudited)	(Percentages shown are based on Net Assets)

	Municipal Bonds	Par (000)	Value

	Hudson Yards Infrastructure Corp., RB, Series A, 5.00%, 2/15/47	$2,500	$2,272,575
	Hudson Yards Infrastructure Corp., RB, Series A (MBIA), 4.50%, 2/15/47	1,750	1,466,062
	New York City Industrial Development Agency, RB, Marymount School of NY Project (ACA), 5.13%, 9/01/21	750	757,350
	New York City Industrial Development Agency, RB, Marymount School of NY Project (ACA), 5.25%, 9/01/31	1,500	1,439,670
	New York City Industrial Development Agency, RB, Queens Baseball Stadium, PILOT (AGC), 6.38%, 1/01/39	150	170,808
	New York City Industrial Development Agency, RB, Queens Baseball Stadium, PILOT (AMBAC), 5.00%, 1/01/36	4,900	4,454,639
	New York City Industrial Development Agency, RB, Queens Baseball Stadium, PILOT (AMBAC), 5.00%, 1/01/46	250	224,350
	New York City Industrial Development Agency, RB, Royal Charter, NY Presbyterian (FSA), 5.25%, 12/15/32	1,550	1,572,661
	New York City Industrial Development Agency, RB, Yankee Stadium, PILOT (MBIA), 5.00%, 3/01/36	250	230,418
	New York City Transitional Finance Authority, RB, Fiscal 2009, Series S-3, 5.25%, 1/15/39	650	674,947
	New York City Transitional Finance Authority, RB, Series S-2 (MBIA), 4.25%, 1/15/34	1,700	1,535,304
	New York Convention Center Operating Corp., RB, Hotel Unit Fee Secured (AMBAC), 5.00%, 11/15/44	8,410	7,845,689

			39,016,512

Education - 23.2%	Albany Industrial Development Agency, RB, New Covenant Charter School Project, Series A, 7.00%, 5/01/25	910	620,256
	Albany Industrial Development Agency, RB, New Covenant Charter School Project, Series A, 7.00%, 5/01/35	590	373,836
	Dutchess County Industrial Development Agency, New York, RB, Bard College Civic Facility, Series A-2, 4.50%, 8/01/36	7,000	5,845,000
	Madison County Industrial Development Agency, New York, RB, Colgate University Project, Series B, 5.00%, 7/01/33	2,000	2,024,580

BlackRock New York Municipal Income Trust (BNY)

Schedule of Investments October 31, 2009 (Unaudited)	(Percentages shown are based on Net Assets)

	Municipal Bonds	Par (000)	Value

	Madison County Industrial Development Agency, New York, RB, Commons II LLC, Student Housing, Series A (CIFG), 5.00%, 6/01/33	$275	$253,869
	New York City Industrial Development Agency, RB, Polytechnic University Project (ACA), 5.25%, 11/01/37	2,400	2,059,224
	New York City Trust for Cultural Resources, RB, Juilliard School, Series A, 5.00%, 1/01/39	2,100	2,190,888
	New York Liberty Development Corp., RB, National Sports Museum Project, Series A, 6.13%, 2/15/19 (b)(c)	1,740	174
	New York State Dormitory Authority, RB, 5.83%, 7/01/39 (d)	750	595,245
	New York State Dormitory Authority, RB, Mount Sinai School of Medicine, 5.13%, 7/01/39 (e)	4,250	4,102,143
	New York State Dormitory Authority, RB, Mount Sinai School of Medicine New York University (MBIA), 5.00%, 7/01/35	1,000	950,040
	New York State Dormitory Authority, RB, New School University (MBIA), 5.00%, 7/01/41	9,000	8,932,860
	New York State Dormitory Authority, RB, New York University, Series 2 (AMBAC), 5.00%, 7/01/41	5,000	5,024,300
	New York State Dormitory Authority, RB, Rochester Institute Technology, Series A, 6.00%, 7/01/33	1,000	1,092,360
	New York State Dormitory Authority, RB, Teachers College, 5.50%, 3/01/39	450	470,966
	New York State Dormitory Authority, RB, University of Rochester, Series A, 5.13%, 7/01/39	850	871,777
	New York State Dormitory Authority, RB, Yeshiva University, 5.00%, 9/01/34	275	279,903
	New York State Dormitory Authority, RB, Yeshiva University, 5.00%, 9/01/38	2,000	2,027,800
	New York State Dormitory Authority, Refunding RB, Brooklyn Law School, 5.75%, 7/01/33	475	486,638
	Westchester County Industrial Development Agency, New York, RB, Windward School Civic Facilities (Radian), 5.25%, 10/01/31	2,500	2,369,050

			40,570,909

Health - 7.2%	Genesee County Industrial Development Agency, New York, RB, United Memorial Medical Center Project, 5.00%, 12/01/27	500	392,245
	New York State Dormitory Authority, RB, FHA, NY & Presbyterian Hospital (FSA), 5.25%, 2/15/31	800	822,768
	New York State Dormitory Authority, RB, Hudson Valley Hospital (FSA), 5.00%, 8/15/36	750	777,863

BlackRock New York Municipal Income Trust (BNY)

Schedule of Investments October 31, 2009 (Unaudited)	(Percentages shown are based on Net Assets)

	Municipal Bonds	Par (000)	Value

	New York State Dormitory Authority, RB, Mount Sinai NYU Health, Series C, 5.50%, 7/01/26	$3,000	$3,001,380
	New York State Dormitory Authority, RB, NYS Association for Retarded Children, Inc., Series B (AMBAC), 6.00%, 7/01/32	200	210,778
	New York State Dormitory Authority, RB, NYS Association for Retarded Children, Inc., Series A, 6.00%, 7/01/32	575	597,598
	New York State Dormitory Authority, RB, NYU Hospital Center, Series B, 5.63%, 7/01/37	530	514,407
	New York State Dormitory Authority, RB, North Shore Long Island Jewish Group, 5.50%, 5/01/13 (a)	2,000	2,284,060
	New York State Dormitory Authority, RB, North Shore Long Island Jewish Group, Series A, 5.50%, 5/01/37	1,775	1,793,318
	New York State Dormitory Authority, RB, North Shore Long Island Jewish Group, Series E, 5.50%, 5/01/33	1,100	1,114,619
	Suffolk County Industrial Development Agency, New York, Refunding RB, Jeffersons Ferry Project, 5.00%, 11/01/28	1,175	1,037,983

			12,547,019

Housing - 2.1%	New York Mortgage Agency, New York, RB, Homeowner Mortgage, Series 97, AMT, 5.50%, 4/01/31	2,305	2,312,353
	New York State HFA, RB, Highland Ave Senior Apartments, Series A, AMT, 5.00%, 2/15/39	1,500	1,349,205

			3,661,558

State - 5.2%	New York State Dormitory Authority, RB, Education, Series B, 5.75%, 3/15/36	600	662,616
	New York State Dormitory Authority, RB, Mental Health Services Facilities Improvement, Series B (AMBAC), 5.00%, 2/15/35	4,855	4,917,678
	New York State Dormitory Authority, RB, Municipal Health Facilities, Lease, Sub-Series 2-4, 4.75%, 1/15/30	2,100	2,119,761
	New York State Dormitory Authority, RB, School District Financing Program, Series A (FSA), 5.00%, 10/01/35	395	400,949
	State of New York, GO, Series A, 5.00%, 2/15/39	975	1,012,372

			9,113,376

Tobacco - 10.3%	New York Counties Tobacco Trust III, RB, Tobacco Settlement Pass Thru, Turbo, 6.00%, 6/01/43	6,700	5,982,631
	Rensselaer Tobacco Asset Securitization Corp., RB, Asset Backed, Series A, 5.75%, 6/01/43	2,500	2,150,300
	Rockland Tobacco Asset Securitization Corp., RB, Asset Backed Bonds, 5.75%, 8/15/43	5,000	4,299,200
	TSASC Inc., New York, RB, Tobacco Settlement Asset-Backed, Series 1, 5.75%, 7/15/12 (a)	3,000	3,377,370

BlackRock New York Municipal Income Trust (BNY)

Schedule of Investments October 31, 2009 (Unaudited)	(Percentages shown are based on Net Assets)

	Municipal Bonds	Par (000)	Value

	Westchester Tobacco Asset Securitization, New York, RB, CAB, Plan Principal 2021, 6.75%, 7/15/10 (a)	$2,000	$2,110,420

			17,919,921

Transportation - 20.7%	Metropolitan Transportation Authority, RB, Series 2008C, 6.50%, 11/15/28	750	850,267
	Metropolitan Transportation Authority, RB, Series A, 5.00%, 11/15/30	12,000	12,080,400
	Metropolitan Transportation Authority, Refunding RB, Series A, 5.13%, 11/15/31	8,000	8,065,840
	New York City Industrial Development Agency, RB, Airis JFK I LLC Project, Series A, AMT, 5.50%, 7/01/28	10,000	7,149,700
	Port Authority of New York & New Jersey, RB, Consolidated, 161st Series, 4.50%, 10/15/37 (e)	1,000	945,250
	Port Authority of New York & New Jersey, RB, Special Project, JFK International Air Terminal, Series 6, AMT (MBIA), 5.75%, 12/01/22	7,000	7,113,890

			36,205,347

Utilities - 13.6%	Long Island Power Authority, RB, General, Series C (CIFG), 5.25%, 9/01/29	2,000	2,162,380
	Long Island Power Authority, RB, Series A, 6.25%, 4/01/33	150	171,453
	Long Island Power Authority, RB, Series A, 5.75%, 4/01/39	4,000	4,287,560
	New York City Municipal Water Finance Authority, RB, 2nd General Resolution (MBIA), 4.50%, 6/15/37	1,520	1,432,813
	New York City Municipal Water Finance Authority, RB, Series A (MBIA), 5.00%, 6/15/32	4,000	4,028,920
	New York City Municipal Water Finance Authority, RB, Series D, 5.00%, 6/15/39	5,000	5,085,500
	New York City Municipal Water Finance Authority, Refunding RB, Crossover, Series C, 5.00%, 6/15/32	6,500	6,553,105

			23,721,731

	Total Municipal Bonds in New York		213,859,559

Guam - 1.6%

County/City/Special District/School District - 0.7%	Territory of Guam, RB, Section 30, Series A, 5.75%, 12/01/34	1,140	1,160,896

State - 0.6%	Territory of Guam, GO, Series A, 7.00%, 11/15/39	970	1,048,415

Utilities - 0.3%	Guam Government Waterworks Authority, RB, Water, 5.88%, 7/01/35	600	570,624

	Total Municipal Bonds in Guam		2,779,935

Multi-State - 7.6%

Housing - 7.6%	Charter Mac Equity Issuer Trust, 6.80%, 11/30/50 (f)(g)	5,500	5,670,665

BlackRock New York Municipal Income Trust (BNY)

Schedule of Investments October 31, 2009 (Unaudited)	(Percentages shown are based on Net Assets)

	Municipal Bonds	Par (000)	Value

	MuniMae TE Bond Subsidiary LLC, 6.30%, 6/30/49 (f)(g)	$6,000	$5,564,880
	MuniMae TE Bond Subsidiary LLC, 6.80%, 6/30/50 (f)(g)	3,000	2,099,940

	Total Municipal Bonds in Multi-State		13,335,485

Puerto Rico - 14.4%

County/City/Special District/School District - 0.3%	Puerto Rico Sales Tax Financing Corporation, RB, CAB, Series A (MBIA), 5.80%, 8/01/41 (h)	3,500	536,235

Housing - 1.7%	Puerto Rico HFA, RB, Subordinate, Capital Fund Modernization, 5.13%, 12/01/27	3,000	2,994,600

State - 11.4%	Puerto Rico Public Buildings Authority, RB, Government Facilities, Series D, 5.25%, 7/01/12 (a)	4,400	4,842,244
	Puerto Rico Public Buildings Authority, RB, Government Facilities, Series D, 5.25%, 7/01/36	1,600	1,481,168
	Puerto Rico Public Finance Corp., RB, Commonwealth Appropriation, Series E, 5.70%, 2/01/10 (a)	6,000	6,080,340
	Puerto Rico Public Finance Corp., RB, Commonwealth Appropriation, Series E, 5.50%, 2/01/12 (a)	5,000	5,477,500
	Puerto Rico Sales Tax Financing Corp., RB, First Sub-Series A, 5.75%, 8/01/37	2,000	2,069,200

			19,950,452

Utilities - 1.0%	Puerto Rico Aqueduct & Sewer Authority, RB, Senior Lien, Series A, 6.00%, 7/01/38	1,100	1,129,788
	Puerto Rico Electric Power Authority, Refunding RB, Series VV (MBIA), 5.25%, 7/01/29	500	512,340

			1,642,128

	Total Municipal Bonds in Puerto Rico		25,123,415

	Total Municipal Bonds - 146.1%		255,098,394

	Municipal Bonds Transferred to Tender Option Bond Trusts (i)

New York - 13.0%

Housing - 13.0%	New York City Municipal Water Finance Authority, RB, Fiscal 2009, Series A, 5.75%, 6/15/40	1,200	1,323,106
	New York City Municipal Water Finance Authority, RB, Series FF-2, 5.50%, 6/15/40	810	877,774
	New York Mortgage Agency, New York, RB, 31st Street, Series A, AMT, 5.30%, 10/01/31	15,500	15,528,675
	New York Mortgage Agency, New York, Refunding RB, Series 101, AMT, 5.40%, 4/01/32	4,918	4,927,877

	Total Municipal Bonds Transferred to Tender Option Bond Trusts - 13.0%		22,657,432

	Total Long-Term Investments (Cost - $283,616,821) - 159.1%		277,755,826

BlackRock New York Municipal Income Trust (BNY)

Schedule of Investments October 31, 2009 (Unaudited)	(Percentages shown are based on Net Assets)

Short-Term Securities	Shares	Value

CMA New York Municipal Money Fund, 0.04% (j)(k)	3,735,772	$3,735,772

Total Short-Term Securities (Cost - $3,735,772) - 2.1%		3,735,772

Total Investments (Cost - $287,352,593*) - 161.2%		281,491,598
Liabilities in Excess of Other Assets - (0.5)%		(850,906)
Liability for Trust Certificates, Including Interest Expense and Fees Payable - (6.6)%		(11,553,418)
Preferred Shares, at Redemption Value - (54.1)%		(94,506,066)

Net Assets Applicable to Common Shares - 100.0%		$174,581,208

*	The cost and unrealized appreciation (depreciation) of investments as of October 31, 2009, as computed for federal income tax purposes, were as follows:

Aggregate cost	$274,392,731

Gross unrealized appreciation	$9,095,562
Gross unrealized depreciation	(13,546,508)

Net unrealized depreciation	$(4,450,946)

(a)	US government securities, held in escrow, are used to pay interest on this security as well as to retire the bond in full at the date indicated, typically at a premium to par.

(b)	Non-income producing security.

(c)	Issuer filed for bankruptcy and/or is in default of interest payments.

(d)	Represents a step-up bond. Rate shown reflects the effective yield at the time of purchase.

(e)	When-issued security.

Counterparty	Market Value	Unrealized Appreciation (Depreciation)

JPMorgan Chase	$4,102,143	$6,078
Merrill Lynch & Co.	$945,250	$(13,777)

Total		$(7,699)

(f)	Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(g)

Security represents a beneficial interest in a trust. The collateral deposited into the trust is federally tax-exempt revenue bonds issued by various state or local governments, or their respective agencies or authorities. The security is subject to remarketing prior to its stated maturity, and is subject to mandatory redemption at maturity.

(h)	Represents a zero-coupon bond. Rate shown is as of report date.

(i)

Securities represent bonds transferred to a tender option bond trust in exchange for which the Trust acquired the residual interest certificates. These securities serve as collateral in a financing transaction.

(j)	Investments in companies considered to be an affiliate of the Trust, for purposes of Section 2(a)(3) of the Investment Company Act of 1940, were as follows:

Affiliate	Net Activity	Income

CMA New York Municipal Money Fund	$500,249	$280

(k)	Represents the current yield as of report date.

BlackRock New York Municipal Income Trust (BNY)

Schedule of Investments October 31, 2009 (Unaudited)

•	Fair Value Measurements - Various inputs are used in determining the fair value of investments, which are as follows:

• Level 1 - price quotations in active markets/exchanges for identical assets and liabilities

•

Level 2 - other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs)

•

Level 3 - unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Trust’s own assumptions used in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For information about the Trust’s policy regarding valuation of investments and other significant accounting policies, please refer to Trust’s most recent financial statements as contained in its annual report.

The following table summarizes the inputs used as of October 31, 2009 in determining the fair valuation of the Trust’s investments:

Valuation Inputs	Investments in Securities

Assets

Level 1 - Short-Term Investments	$3,735,772
Level 2 - Long-Term Investments[1]	277,755,826
Level 3	—

Total	$281,491,598

[1] See above Schedule of Investments for values in each sector.

Item 2 – Controls and Procedures

2(a) –

The registrant’s principal executive and principal financial officers or persons performing similar functions have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing of this report based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rule 13(a)-15(b) under the Securities Exchange Act of 1934, as amended.

2(b) –

There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3 – Exhibits

Certifications – Attached hereto

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

BlackRock New York Municipal Income Trust

By:	/s/ Anne F. Ackerley

Anne F. Ackerley
Chief Executive Officer of
BlackRock New York Municipal Income Trust

Date: December 18, 2009

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Anne F. Ackerley

Anne F. Ackerley
Chief Executive Officer (principal executive officer) of
BlackRock New York Municipal Income Trust

Date: December 18, 2009

By:	/s/ Neal J. Andrews

Neal J. Andrews
Chief Financial Officer (principal financial officer) of
BlackRock New York Municipal Income Trust

Date: December 18, 2009